Stock Award Plans - Nonvested Restricted Stock (Details) - Restricted Stock - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	490,363	521,302	515,845
Granted (in shares)	238,450	229,450	301,750
Vested (in shares)	(116,878)	(165,965)	(223,043)
Forfeited (in shares)	(145,254)	(94,424)	(73,250)
Outstanding at end of period (in shares)	466,681	490,363	521,302
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period (in dollars per share)	$ 16.00	$ 15.03	$ 14.10
Granted, weighted average grant date fair value (in dollars per share)	18.89	17.20	14.26
Vested, weighted average grant date fair value (in dollars per share)	20.95	15.96	13.24
Forfeited, weighted average grant date fair value (in dollars per share)	8.56	13.64	10.72
Outstanding, weighted average grant date fair value, end of period (in dollars per share)	$ 18.56	$ 16.00	$ 15.03